Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000 % Asset Backed Notes

Class A-2A .83 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27 % Asset Backed Notes

Class B 1.82 % Asset Backed Notes

Class C 2.40 % Asset Backed Notes

Class D 3.00 % Asset Backed Notes

Class E 3.60 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	04/01/2019
Monthly Period Ending:	04/30/2019
Prev. Distribution/Close Date:	04/08/2019
Distribution Date:	05/08/2019
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	49

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$187,746,806

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	8,022,767
{3} Collections on Receivables paid off during period				{3}	3,321,127
{4} Receivables becoming Liquidated Receivables during period				{4}	1,573,804
{5} Receivables becoming Purchased Receivables during period				{5}	16,887
{6} Other Receivables adjustments				{6}	4
{7} Less amounts allocable to Interest				{7}	(1,863,424)

{8} Total Monthly Principal Amounts					{8}	11,071,165

{9} End of period Aggregate Principal Balance					{9}	$176,675,641

{10} Pool Factor					{10}	13.8895947%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000
{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0
{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}
{17} End of period Note Balance	{17}	$0	$0	$0	$0	$0
{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$42,336,806	$112,380,000	$26,670,000		$181,386,806
{20} Noteholders’ Principal Distributable Amount	{20}	6,360,000	0	0		6,360,000
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	4,711,165	0	0		4,711,165
{23} Matured Principal Shortfall	{23}					0
{24} End of period Note Balance	{24}	$31,265,641	$112,380,000	$26,670,000		$170,315,641
{25} Note Pool Factors	{25}	27.3588038%	100.0000000%	100.0000000%		14.1929701%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}		$176,675,641
{27} 14.50 % of Ending Aggregate Principal Balance	{27}	25,617,968
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	177,968
{30} Required Pro Forma Note Balance {26} - {29}	{30}		176,497,673

{31} Beginning Note Balance	{31}	181,386,806
{32} Total Monthly Principal Amount	{32}	(15,782,330)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}		165,604,476

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}		10,893,197
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}		4,711,165
{36} Step-Down Amount Lesser of {34} or {35}	{36}			$4,711,165

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$11,071,165
{38} Step-down Amount								{38}	(4,711,165)
{39} Principal Distributable Amount								{39}		$6,360,000

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	30	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	30	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$0	0	1.82000%	30	30/360	0
{45}	Class C	$42,336,806	0	2.40000%	30	30/360	84,674
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	11,298,427
{49} Liquidation Proceeds collected during period								{49}	781,963
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	16,887
{51} Investment Earnings - Collection Account								{51}	14,383
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	48,156
{53} Collection of Supplemental Servicing - Extension Fees								{53}	45,467
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	95,329
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	104,688

{56} Total Available Funds								{56}		12,405,300

Distributions:
{57} Base Servicing Fee								{57}	352,025
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	95,329
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	104,688
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	0
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	84,674
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	4,711,165
{76} Noteholders’ Principal Distributable Amount								{76}	6,360,000
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	335,826
{81} Total Distributions								{81}		$12,405,300

VII. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$0	$176,675,641	$0	$11,852,625	$0
{83}	Class B	0	176,675,641	0	11,852,625	0
{84}	Class C	42,336,806	176,675,641	0	11,767,951	0
{85}	Class D	154,716,806	176,675,641	0	11,487,001	0
{86}	Class E	181,386,806	176,675,641	4,711,165	11,406,991	4,711,165

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{87} Excess Available Funds							{87}	$335,826
{88} Pro-Forma Note Balance (Calculated after Step-Down)							{88}	170,315,641
{89} Required Pro Forma Note Balance							{89}	176,497,673
{90} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{90}	0
{91} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{91}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{92} Specified Reserve Balance									$25,440,000

{93} Beginning of period Reserve Account balance							{93}		$25,440,000

{94} The Reserve Account Deposit, from Collection Account							{94}	0
{95} Investment Earnings							{95}	48,156
{96} Investment Earnings - transferred to Collection Account Available Funds							{96}	(48,156)
{97} Reserve Account Withdrawal Amount							{97}	0

{98} End of period Reserve Account balance							{98}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{99} Aggregate Principal Balance		{99}	$176,675,641
{100} End of Period Note Balance		{100}	170,315,641
{101} Overcollateralization		{101}	6,360,000
{102} Overcollateralization %		{102}		3.60%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{103} Original Number of Receivables		{103}	63,313
{104} Beginning of period number of Receivables		{104}	0	18,620
{105} Number of Receivables becoming Liquidated Receivables during period		{105}	12,048	148
{106} Number of Receivables becoming Purchased Receivables during period		{106}	18	1
{107} Number of Receivables paid off during period		{107}	33,191	415
{108} End of period number of Receivables		{108}	18,056	18,056

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

		Original	Prev. Month	Current
{109} Weighted Average APR of the Receivables	{109}	12.67%	12.57%	12.58%
{110} Weighted Average Remaining Term of the Receivables	{110}	66.00	24.94	24.07
{111} Weighted Average Original Term of Receivables	{111}	71.00	71.00	71.00
{112} Average Receivable Balance	{112}	$20,091	$10,083	$9,785
{113} Net Losses in Period	{113}	$0	$884,480	$791,841
{114} Aggregate Realized Losses	{114}	$0	$100,081,969	$100,873,810
{115} Aggregate Realized Loss Percentage	{115}		7.868%	7.930%
{116} ABS Prepay Speed	{116}		1.1601	1.0697

XIII. DELINQUENCY:

		Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{117} 31-60 days	{117}	1,838	$22,098,633	11.77%
{118} 61-90 days	{118}	343	4,099,092	2.18%
{119} 91-120 days	{119}	101	948,173	0.51%
{120} Total	{120}	2,282	$27,145,898	14.46%

XIV. EXTENSIONS

{121} Principal Balance of Receivables extended during current period	{121}		$4,724,214
{122} Beginning of Period Aggregate Principal Balance	{122}		187,746,806
{123} Extension Rate {121} divided by {122}	{123}			2.52%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	May 3, 2019

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